Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023		Dec. 06, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Common stock, issued (in shares)	7,891,000	5,941,000	[1]		5,627,000	[1]
Common stock, shares outstanding (in shares)	7,891,000	5,941,000	[1]		5,627,000	[1]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, authorized (in shares)	10,000,000	10,000,000			10,000,000
Preferred stock, shares outstanding (in shares)	0	0			0
Preferred stock, shares issued (in shares)	0	0			0

[1]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.